Share based payments - Summary of subscription rights outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments € / shares	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 83.1	€ 92.7	€ 104.0	€ 70.1
Outstanding at the beginning of the year	8,579,837	6,929,111	5,541,117
Granted during the year	3,121,239	2,493,433	2,173,335
Exercised during the year	(282,790)	(140,954)	(744,965)
Forfeited during the year	(607,430)	(701,753)	(40,376)
Outstanding at the end of the year	10,810,856	8,579,837	6,929,111
Exercisable	2,574,218	1,751,013	1,168,967	1,139,682
Subscription rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 83.12	€ 92.69	€ 103.95
Outstanding at the beginning of the year	8,579,837
Granted during the year	3,121,239
Exercised during the year	(282,790)
Forfeited during the year	(607,430)
Outstanding at the end of the year	10,810,856	8,579,837
Exercisable	2,574,218
2014 allocated on July 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 14.54
Outstanding at the beginning of the year	127,540
Exercised during the year	(127,540)
Outstanding at the end of the year		127,540
2015 allocated on April 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 28.75
Outstanding at the beginning of the year	199,223
Exercised during the year	(136,000)
Outstanding at the end of the year	63,223	199,223
Exercisable	63,223
2015 (B) allocated on December 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	256,500
Exercised during the year	(15,000)
Outstanding at the end of the year	241,500	256,500
Exercisable	241,500
2015 RMV allocated on December 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	35,000
Outstanding at the end of the year	35,000	35,000
Exercisable	35,000
2016 allocated on June 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	330,750
Exercised during the year	(4,250)
Forfeited during the year	(1,000)
Outstanding at the end of the year	325,500	330,750
Exercisable	325,500
2016 RMV allocated on June 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	69,000
Outstanding at the end of the year	69,000	69,000
Exercisable	69,000
2016 (B) allocated on January 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 62.50
Outstanding at the beginning of the year	10,000
Outstanding at the end of the year	10,000	10,000
Exercisable	10,000
2017 allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	595,500
Forfeited during the year	(5,500)
Outstanding at the end of the year	590,000	595,500
Exercisable	590,000
2017 RMV allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	127,500
Outstanding at the end of the year	127,500	127,500
Exercisable	127,500
2018 allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	1,005,995
Forfeited during the year	(31,000)
Outstanding at the end of the year	974,995	1,005,995
Exercisable	974,995
2018 RMV allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	137,500
Outstanding at the end of the year	137,500	137,500
Exercisable	137,500
2019 allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 95.11
Outstanding at the beginning of the year	1,300,840
Forfeited during the year	(83,850)
Outstanding at the end of the year	1,216,990	1,300,840
2019 RMV allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 95.11
Outstanding at the beginning of the year	190,500
Forfeited during the year	(4,500)
Outstanding at the end of the year	186,000	190,500
2020 allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 168.42
Outstanding at the beginning of the year	1,617,928
Forfeited during the year	(159,684)
Outstanding at the end of the year	1,458,244	1,617,928
2020 RMV allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 168.42
Outstanding at the beginning of the year	227,475
Forfeited during the year	(18,400)
Outstanding at the end of the year	209,075	227,475
2021 BE allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 64.76
Outstanding at the beginning of the year	1,084,036
Forfeited during the year	(42,888)
Outstanding at the end of the year	1,041,148	1,084,036
2021 RMV allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 64.76
Outstanding at the beginning of the year	282,550
Forfeited during the year	(24,850)
Outstanding at the end of the year	257,700	282,550
2021 ROW allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 64.76
Outstanding at the beginning of the year	982,000
Forfeited during the year	(198,625)
Outstanding at the end of the year	783,375	982,000
2022 (A) allocated on January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 46.18
Granted during the year	30,000
Outstanding at the end of the year	30,000
2022 (B) allocated on January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 50.00
Granted during the year	1,000,000
Outstanding at the end of the year	1,000,000
2022 BE allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 57.46
Granted during the year	839,400
Forfeited during the year	(7,858)
Outstanding at the end of the year	831,542
2022 BE allocated on August 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 51.58
Granted during the year	72,000
Outstanding at the end of the year	72,000
2022 RMV allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 57.46
Granted during the year	244,389
Outstanding at the end of the year	244,389
2022 ROW allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 57.46
Granted during the year	875,450
Forfeited during the year	(1,675)
Outstanding at the end of the year	873,775
2022 BE/ROW allocated on August 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 51.58
Granted during the year	60,000
Forfeited during the year	(27,600)
Outstanding at the end of the year	32,400